Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000110325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000110341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000110325
Average Annual Return [Line Items]
Average Annual Return, Percent	44.80%	10.63%	7.23%
Without Sales Load [Member] | C000110341
Average Annual Return [Line Items]
Average Annual Return, Percent	36.77%	6.15%	7.61%
S&P Developed ex US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent	32.92%	8.99%	9.26%
S&P Emerging Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging Broad Market Index (Net)
Average Annual Return, Percent	30.81%	5.11%	8.63%
Dow Jones Asia/Pacific Select Dividend 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Asia/Pacific Select Dividend 50 Index (Net)
Average Annual Return, Percent	43.92%	10.78%	7.49%
Dow Jones Emerging Markets Select Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Emerging Markets Select Dividend Index (Net)
Average Annual Return, Percent	36.96%	5.79%	7.57%